Investment Strategy	Jul. 08, 2026
Sprott Copper Miners ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]	1.In each Fund’s Summary Prospectus and Prospectus under the heading “Principal Investment Strategies of the Fund,” the first sentence of the fifth paragraph (sixth paragraph for COPP and SLVR) is revised to provide that the underlying index “… is rebalanced quarterly in March, June, September, and December. Two of the quarterly rebalances of the Index coincide with the June and December reconstitutions.”
2.	In the Prospectus under the heading “Additional Information About Investment Strategies,” the first sentence of the fifth paragraph for each Fund (sixth paragraph for SLVR and second sentence under the third paragraph for URNJ) is revised to provide that the underlying index “…is rebalanced quarterly in March, June, September, and December. Two of the quarterly rebalances of the Index coincide with the June and December reconstitutions.”